Supplemental Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Quarterly Information (Unaudited) [Abstract]
Supplemental Quarterly Information
The following tables reflect the Company’s unaudited condensed consolidated statements of operations for each of the quarterly periods in 2021 and 2020 (in USD except for number of shares):

	Three Months Ended,
	December 31, 2021	September 30, 2021	June 30, 2021	March 31, 2021
Revenue	$2,902,088	$1,673,998	$1,003,464	$1,489,292
Cost of revenue	(2,743,740)	(1,645,781)	(669,352)	(347,342)
Gross profit	158,348	28,217	334,112	1,141,950
Income from grants	197,420	507,606	85,727	38,453
Research and development expenses	(1,979,491)	(893,215)	(638,753)	(29,082)
Administrative and selling expenses	(14,318,499)	(13,040,649)	(6,595,735)	(7,921,858)
Amortization of intangible assets	(717,383)	(309,734)	29,047	(186,760)
Operating loss	(16,659,605)	(13,707,775)	(6,785,602)	(6,957,297)
Fair value change of warrant liability	6,909,723	2,421,874	3,645,835	9,765,625
Finance expenses, net	(24,600)	(13,542)	(3,139)	(10,280)
Foreign exchange losses, net	(40,567)	(15,256)	(10,839)	23,955
Other (expenses) income, net	(62,508)	(15,960)	10,435	83,671
(Loss) income before income taxes	(9,877,557)	(11,330,659)	(3,143,310)	2,905,674
Income taxes	871,575	50,935	-	-
Net (loss) income	$(9,005,982)	$(11,279,724)	$(3,143,310)	$2,905,674
Net (loss) income per share
Basic (loss) income per share	$(0.18)	$(0.23)	$(0.07)	$0.08
Basic weighted average number of shares	51,253,591	48,325,164	46,126,490	37,769,554
Diluted (loss) income per share	$(0.18)	$(0.23)	$(0.07)	$0.07
Diluted weighted average number of shares	51,253,591	48,325,164	46,126,490	40,987,346

	Three Months Ended,
	December 31, 2020	September 30, 2020	June 30, 2020	March 31, 2020
Revenue	$356,620	$225,412	$200,354	$100,266
Cost of revenue	(139,388)	(90,477)	(217,916)	(66,037)
Gross profit	217,232	134,935	(17,562)	34,229
Income from grants	47,646	16,076	54,828	88,278
Research and development expenses	(21,265)	(37,640)	-	(43,633)
Administrative and selling expenses	(1,905,793)	(886,629)	(444,129)	(310,305)
Operating loss	(1,662,180)	(773,258)	(406,863)	(231,431)
Finance income / (expenses), net	(793)	(1,712)	(514)	(2,523)
Foreign exchange losses, net	512	(8,005)	8	(18,587)
Other expenses, net	(40,544)	31,058	98,351	(104,561)
Loss before income taxes	(1,703,005)	(751,917)	(309,018)	(357,102)
Income taxes	-	3,101	(3,101)	-
Net loss	$(1,703,005)	$(748,816)	$(312,119)	$(357,102)
Net loss per share
Basic loss per share	$(0.07)	$(0.03)	$(0.02)	$(0.02)
Basic weighted average number of shares	25,033,398	23,182,817	18,736,370	14,979,803
Diluted loss per share	$(0.07)	$(0.03)	$(0.02)	$(0.02)
Diluted weighted average number of shares	25,033,398	23,182,817	18,736,370	14,979,803